1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Equity Method Investments (Policies)	12 Months Ended
Mar. 31, 2017
Policies
Equity Method Investments

Equity Method Investments

During the year ended March 31, 2014, the Company entered into a joint venture agreement and accumulated contributions of approximately $255,000 in cash and equipment.  During the year ended March 31, 2015, the Company recognized losses of approximately $56,000.  During the year ended March 31, 2016, the Company received $100,000 for the sale of their ownership in the joint venture.